Average Annual Total Returns (Invesco V.I. High Yield Securities Fund)	12 Months Ended
May 02, 2011
Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index
Average Annual Total Returns
Label	Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	14.94%
5 Years	8.90%
10 Years	9.01%
Series II shares, Invesco V.I. High Yield Securities Fund
Average Annual Total Returns
Label	Series II: Inception (06/05/00)
Inception Date	Jun. 05, 2000
1 Year	9.95%
5 Years	6.65%
10 Years	1.86%